Federated Hermes Floating Rate Strategic Income Fund Investment Strategy - Federated Hermes Floating Rate Strategic Income Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by allocating its portfolio of investments among the following three categories of the fixed-income market: domestic noninvestment-grade (also known as “junk bonds”); domestic investment-grade; and foreign (both emerging and developed markets). The Fund’s investment adviser, Federated Investment Management Company (“Adviser”) will determine whether a security is investment-grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment-grade. While the Fund’s portfolio usually includes investments from all three categories, the Fund limits the amount that it may invest in a single category to 75% of its assets. From time to time, the Fund may receive equity securities in connection with the restructuring of defaulted corporate bonds, in general, and high-yield bonds, in particular. Under normal market conditions the Fund will endeavor to maintain an average effective portfolio duration within a range of negative two (-2) to positive three (+3) years, in order to manage Share price volatility due to interest rate risk. The Fund does not limit the effective duration with respect to its investment in any individual holding. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Duration may be based on maturity date, call date or interest rate reset date. The Fund expects that it will primarily hold fixed-income investments that pay interest at rates that increase or decrease in response to changes in market interest rates (so-called “floating-rate investments”). The Fund may also invest in fixed-income investments that pay interest at a fixed rate (so-called “fixed-rate investments”) that the Adviser believes have low interest rate sensitivity. The Fund will primarily invest in loans made to domestic noninvestment-grade borrowers (i.e., leveraged loans) in the domestic noninvestment-grade category, and loan instruments (including trade finance) and debt securities in the foreign category. In the domestic investment-grade category, the Fund will invest primarily in asset-backed securities such as adjustable-rate mortgages, floating-rate collateralized mortgage obligations, and collateralized loan obligations. Within each category, the Fund may also invest in fixed- and floating-rate debt securities (including callable securities), as well as bank loans, that the Adviser believes will have relatively low sensitivity to changes in interest rates. The selection of individual portfolio investments involves an approach that is specific to each category of fixed-income investment and that relates, in part, to the risks inherent in the underlying sectors represented in each category. The investment process is designed to capture the depth of experience and focus of the Adviser’s fixed-income sector teams–mortgage-backed, investment-grade corporate, high-yield corporate and international (both emerging and developed markets). Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, to a lesser extent, the Fund may invest in certain government securities that have no explicit financial support but which are regarded as having implied support because the federal government sponsors their activities. The Fund may also invest in derivative contracts or hybrid instruments (such as, for example, futures contracts, option contracts and swap contracts) to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contract or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s). There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. The Fund may also invest its assets in securities of other investment companies, including the securities of affiliated funds and affiliated money market funds (“Underlying Funds”), as well as exchange-traded funds, as an efficient means of implementing its investment strategies and managing its uninvested cash and/or for other investment reasons consistent with the Fund’s objective and investment strategies. At times, the Fund’s investment in Underlying Funds may be a substantial portion of the Fund’s portfolio. The Fund may also invest in loan instruments, including trade finance loan instruments, primarily by investing in other investment companies (which are not available for general investment by the public) that own those securities and are advised by an affiliate of the Adviser. The Fund may also invest in such securities directly. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in floating-rate fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. For purposes of this limitation, a floating-rate investment includes any fixed-income investment that requires periodic changes in its interest rate based upon changes in a recognized index interest rate or another method of determining prevailing interest rates, including loan instruments subject to a floor and money market funds. The Fund may count the value of certain derivatives with floating-rate fixed-income characteristics towards its policy to invest in floating-rate fixed-income investments.